Subsequent Events	9 Months Ended		12 Months Ended
	Jan. 31, 2021	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019
Subsequent Events

Note 14 - Subsequent Events

Subsequent events have been evaluated through the date of this filing and there are no subsequent events which require disclosure except as set forth below:

On February 11, 2021, the Company and Red Cat Skypersonic, Inc., a Nevada corporation (“Acquisition Sub”), entered into Share Purchase and Liquidity Event Agreements (the “Skypersonic Agreements”) with Giuseppe Santangelo the founder and majority shareholder of Skypersonic, Inc., a Michigan corporation (“Skypersonic”) and the holders of common stock and SAFE agreements representing 97.46% of Skypersonic (the “Sellers”), pursuant to which, subject to the satisfaction of certain closing conditions, Acquisition Sub will acquire all of the issued and outstanding share capital of Skypersonic in consideration for an aggregate of $3,000,000 in shares (the “Share Consideration”) of the Company’s common stock, based upon the VWAP of the Company’s common stock at closing of the transaction (the “Skypersonic Transaction”). Fifty (50%) percent of the Share Consideration (the “Escrow Shares”) is required to be deposited in an escrow account pursuant to the Skypersonic Agreements for a period of twelve (12) months as security for indemnification obligations and any purchase price adjustments due to working capital deficiencies and any other claims or expenses arising under the Skypersonic Agreements. Under the Skypersonic Agreements, closing date working capital deficits in excess of $300,000 shall result in a reduction of the Share Consideration on a dollar of dollar basis. The Company agreed that in the event that within 12 months following closing of the Acquisition, the Company issues common stock for a price per share less than $2.50 per share in a public offering of equity or convertible securities in which the Company raises a minimum of $2,000,000 (“Qualified Offering”), the Company shall issue Sellers additional shares of common stock equal to the difference between the number of shares issued and the quotient of the purchase price divided by the price of securities sold in the Qualified Offering. Mr. Santangelo and certain principal shareholders have agreed to indemnification obligations, on a pro-rata basis, subject to certain limitations, which shall survive for a period of eighteen (18) months following closing, and which include a basket amount of $25,000 before any claim can be asserted and a cap equal to the value of the Escrow Shares or the Share Consideration. For a period of three (3) years following closing, Mr. Santangelo shall not engage in a business competing with or providing products, services or solutions to the drone industry, first person view (“FPV”) business, navigation and software solutions that provide analytics, storage or services for or in conjunction with the drone industry. The closing of the Skypersonic Transaction is subject to customary closing conditions and is expected to close on or before May 14, 2021. The Company does not deem the Skypersonic financial condition and results of operations to be material to the overall financial condition and results of operations of the Company on a consolidated basis.

On February 15, 2021, the Company’s Fat Shark subsidiary agreed to provide a short-term bridge loan to Skypersonic in the amount of $75,000 under a Senior Secured Promissory Note, due May 14, 2021 (the “Bridge Loan”). Advances under the Bridge Loan accrue interest at a rate of six (6%) percent per annum. The Bridge Loan is secured by shares of Skypersonic common stock pledged as collateral.

In March 2021, holders of $1,100,000 of Convertible debentures converted their debentures, plus $47,491 of accrued interest into 1,147,491 shares of common stock. These conversions represented 100% of the convertible debentures issued in October 2020 and January 2021, as described in Note 6.

Note 13 - Subsequent Events Subsequent events have been evaluated through the date of this filing and there are no subsequent events which require disclosure.
FAT SHARK HOLDINGS
Subsequent Events

Note 5 – Subsequent Events

Subsequent events have been evaluated through the date of this filing.

On November 2, 2020, the Company was acquired by Red Cat Holdings, a Puerto Rico based company. Under the terms of the agreement, Red Cat acquired 100% of the Company’s outstanding equity and issued to the Company’s sole shareholder consideration totaling (i) 5,227,223 shares of common stock of Red Cat, (ii) a cash payment of $250,000, and (iii) a promissory note for $1,500,000. The promissory note bears interest at 3%, and the entire principal and accrued interest is due on November 1, 2023.

Note 5 – Subsequent Events

Subsequent events have been evaluated through the date of this filing.

On November 2, 2020, the Company was acquired by Red Cat Holdings, a Puerto Rico based company. Under the terms of the agreement, Red Cat acquired 100% of the Company’s outstanding equity and issued to the Company’s sole shareholder consideration totaling (i) 5,227,223 shares of common stock of Red Cat, (ii) a cash payment of $250,000, and (iii) a promissory note for $1,500,000. The promissory note bears interest at 3%, and the entire principal and accrued interest is due on November 1, 2023.